Fair Value Measurements - Additional Information (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers in or out of Level 3	¥ 0	¥ 0
Investment Funds [Member]
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2	325		¥ 325
Corporate debt securities
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transferred from level 3 to level 2	¥ 2,000		¥ 2,000